Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (105)	£ (127)	£ (103)
Adjustments in respect of prior years	20	18	(12)
Total current tax charge	(85)	(109)	(115)
Deferred tax
In respect of temporary differences	(11)	29	103
Other adjustments in respect of prior years	(17)	1	13
Total deferred tax (charge)/credit	(28)	30	116
Total tax (charge)/credit	£ (113)	£ (79)	£ 1